Vanguard FTSE Social Index Fund

Schedule of Investments (unaudited)
As of May 31, 2019

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)1
Basic Materials (2.0%)
Linde plc	164,527	29,705
Ecolab Inc.	76,018	13,994
Air Products & Chemicals Inc.	65,483	13,332
Newmont Goldcorp Corp.	243,346	8,052
PPG Industries Inc.	72,205	7,556
LyondellBasell Industries NV Class A	91,878	6,822
Nucor Corp.	91,144	4,375
^ International Flavors & Fragrances Inc.	30,119	4,079
FMC Corp.	39,910	2,931
CF Industries Holdings Inc.	68,689	2,764
Avery Dennison Corp.	25,740	2,679
Mosaic Co.	104,654	2,247
Albemarle Corp.	31,560	1,998
Steel Dynamics Inc.	65,700	1,652
Ashland Global Holdings Inc.	18,658	1,397
* Alcoa Corp.	55,637	1,179
Westlake Chemical Corp.	10,898	624
		105,386
Consumer Goods (7.9%)
Procter & Gamble Co.	743,847	76,549
PepsiCo Inc.	422,970	54,140
NIKE Inc. Class B	367,642	28,360
Mondelez International Inc. Class A	426,217	21,673
Colgate-Palmolive Co.	254,416	17,712
Kimberly-Clark Corp.	102,550	13,115
General Motors Co.	390,985	13,035
Ford Motor Co.	1,165,297	11,094
Estee Lauder Cos. Inc. Class A	63,781	10,271
Activision Blizzard Inc.	224,629	9,742
General Mills Inc.	176,959	8,749
* Electronic Arts Inc.	88,535	8,241
VF Corp.	96,543	7,905
*,^ Tesla Inc.	41,116	7,613
* Monster Beverage Corp.	119,045	7,364
Tyson Foods Inc. Class A	86,654	6,576
McCormick & Co. Inc.	36,614	5,713
Clorox Co.	38,262	5,694
Hershey Co.	41,818	5,518
Church & Dwight Co. Inc.	72,896	5,424
Kraft Heinz Co.	180,073	4,979
Aptiv plc	77,451	4,960
* Lululemon Athletica Inc.	28,441	4,710
DR Horton Inc.	101,662	4,347
Genuine Parts Co.	42,609	4,214
Lennar Corp. Class A	84,091	4,176
JM Smucker Co.	32,753	3,982
Kellogg Co.	74,125	3,896
Conagra Brands Inc.	144,004	3,855

*	Take-Two Interactive Software Inc.	33,300	3,601
^	Hormel Foods Corp.	81,125	3,204
	Coca-Cola European Partners plc	53,898	2,986
	Garmin Ltd.	33,928	2,595
	Lamb Weston Holdings Inc.	43,618	2,584
*	Mohawk Industries Inc.	18,516	2,510
	Tapestry Inc.	85,886	2,453
*	LKQ Corp.	94,391	2,421
	PulteGroup Inc.	74,980	2,324
	Lear Corp.	18,606	2,215
	BorgWarner Inc.	62,290	2,210
	Bunge Ltd.	41,999	2,196
	Whirlpool Corp.	18,618	2,139
	Fortune Brands Home & Security Inc.	42,331	2,034
	PVH Corp.	22,556	1,922
^	Campbell Soup Co.	52,908	1,921
	Newell Brands Inc.	129,415	1,737
	Gentex Corp.	78,445	1,676
	Ralph Lauren Corp. Class A	15,537	1,633
	Autoliv Inc.	26,045	1,604
	Hanesbrands Inc.	107,160	1,591
	Harley-Davidson Inc.	48,381	1,583
	Keurig Dr Pepper Inc.	53,867	1,519
	Ingredion Inc.	19,746	1,504
	Toll Brothers Inc.	40,199	1,398
	Polaris Industries Inc.	17,490	1,397
	Leggett & Platt Inc.	38,979	1,384
*	Capri Holdings Ltd.	42,018	1,365
*	Herbalife Nutrition Ltd.	32,412	1,354
*,^ Under Armour Inc. Class A		55,650	1,269
	Coty Inc. Class A	94,071	1,161
*	Under Armour Inc. Class C	56,237	1,138
	Goodyear Tire & Rubber Co.	69,300	929
*	Kontoor Brands Inc.	13,734	402
			427,566
Consumer Services (9.8%)
	Walt Disney Co.	521,301	68,833
	Home Depot Inc.	337,226	64,022
	McDonald's Corp.	231,892	45,977
*	Netflix Inc.	124,381	42,697
	Starbucks Corp.	360,554	27,424
*	Booking Holdings Inc.	13,845	22,930
	Lowe's Cos. Inc.	239,812	22,370
	CVS Health Corp.	383,346	20,076
	TJX Cos. Inc.	369,452	18,580
	Ross Stores Inc.	108,960	10,132
	Dollar General Corp.	79,353	10,100
	Delta Air Lines Inc.	190,559	9,814
	Sysco Corp.	140,012	9,636
*	O'Reilly Automotive Inc.	23,095	8,577
*	AutoZone Inc.	7,541	7,745
	Southwest Airlines Co.	153,100	7,288
*	Dollar Tree Inc.	70,026	7,114
	McKesson Corp.	57,204	6,987
*	MercadoLibre Inc.	12,200	6,960
*	United Continental Holdings Inc.	72,900	5,661
*	Ulta Beauty Inc.	16,839	5,614

Omnicom Group Inc.	66,333	5,131
* Chipotle Mexican Grill Inc. Class A	7,234	4,774
* Copart Inc.	60,500	4,325
Best Buy Co. Inc.	68,823	4,313
Darden Restaurants Inc.	36,983	4,302
Yum China Holdings Inc.	104,132	4,166
Expedia Group Inc.	35,190	4,047
* CarMax Inc.	50,664	3,966
Fox Corp. Class A	106,866	3,765
Tractor Supply Co.	36,338	3,662
AmerisourceBergen Corp. Class A	45,948	3,577
Domino's Pizza Inc.	12,400	3,466
American Airlines Group Inc.	124,400	3,387
Tiffany & Co.	36,327	3,237
Advance Auto Parts Inc.	20,825	3,228
Viacom Inc. Class B	105,177	3,053
* Henry Schein Inc.	45,154	2,911
* Discovery Communications Inc.	102,498	2,628
Vail Resorts Inc.	12,000	2,581
Aramark	72,817	2,533
Interpublic Group of Cos. Inc.	114,413	2,428
Kohl's Corp.	49,066	2,420
Nielsen Holdings plc	106,244	2,415
Alaska Air Group Inc.	35,854	2,087
Macy's Inc.	91,401	1,880
Fox Corp. Class B	48,672	1,689
Rollins Inc.	43,100	1,619
H&R Block Inc.	61,406	1,612
Wyndham Hotels & Resorts Inc.	29,300	1,563
L Brands Inc.	68,439	1,537
Foot Locker Inc.	33,568	1,321
* Discovery Communications Inc. Class A	46,366	1,264
Gap Inc.	64,193	1,199
Nordstrom Inc.	35,033	1,097
		525,720
Financials (22.4%)
JPMorgan Chase & Co.	988,078	104,697
Visa Inc. Class A	525,968	84,854
Bank of America Corp.	2,691,141	71,584
Mastercard Inc. Class A	271,292	68,227
Wells Fargo & Co.	1,233,015	54,709
Citigroup Inc.	707,557	43,975
American Tower Corp.	130,905	27,329
US Bancorp	451,681	22,674
American Express Co.	194,002	22,254
CME Group Inc.	105,615	20,291
Chubb Ltd.	136,837	19,988
Goldman Sachs Group Inc.	104,033	18,985
PNC Financial Services Group Inc.	136,298	17,345
Crown Castle International Corp.	123,644	16,075
S&P Global Inc.	74,193	15,868
Morgan Stanley	387,736	15,777
BlackRock Inc.	36,217	15,050
Charles Schwab Corp.	358,526	14,918
Simon Property Group Inc.	91,996	14,912
Marsh & McLennan Cos. Inc.	151,401	14,474
Intercontinental Exchange Inc.	167,632	13,781

Prologis Inc.	186,880	13,767
Progressive Corp.	173,070	13,721
American International Group Inc.	265,548	13,562
Aon plc	71,763	12,922
Equinix Inc.	24,711	12,004
Capital One Financial Corp.	139,162	11,950
Travelers Cos. Inc.	78,955	11,493
Aflac Inc.	222,632	11,421
Prudential Financial Inc.	123,185	11,380
Bank of New York Mellon Corp.	265,162	11,320
MetLife Inc.	242,920	11,225
BB&T Corp.	229,702	10,739
Public Storage	44,327	10,545
Allstate Corp.	98,898	9,446
Moody's Corp.	49,780	9,104
Welltower Inc.	111,137	9,027
AvalonBay Communities Inc.	41,191	8,362
Equity Residential	107,015	8,194
SunTrust Banks Inc.	133,869	8,033
Discover Financial Services	98,577	7,349
* SBA Communications Corp. Class A	33,400	7,228
Synchrony Financial	214,653	7,219
Digital Realty Trust Inc.	61,296	7,216
T. Rowe Price Group Inc.	69,248	7,004
Ventas Inc.	106,098	6,822
* IHS Markit Ltd.	115,429	6,624
M&T Bank Corp.	41,239	6,582
State Street Corp.	112,063	6,191
Realty Income Corp.	88,062	6,171
Fifth Third Bancorp	228,282	6,049
Boston Properties Inc.	46,067	6,027
Ameriprise Financial Inc.	40,646	5,618
Hartford Financial Services Group Inc.	106,625	5,615
MSCI Inc. Class A	24,600	5,412
Northern Trust Corp.	60,210	5,149
Weyerhaeuser Co.	223,365	5,093
Alexandria Real Estate Equities Inc.	33,200	4,861
KeyCorp	302,473	4,830
First Republic Bank	48,737	4,728
Citizens Financial Group Inc.	139,441	4,543
Arthur J Gallagher & Co.	53,889	4,537
HCP Inc.	142,450	4,517
Cincinnati Financial Corp.	45,751	4,495
* CBRE Group Inc. Class A	94,774	4,331
Equifax Inc.	35,618	4,306
* Markel Corp.	4,047	4,285
Loews Corp.	83,055	4,266
Regions Financial Corp.	308,383	4,265
Principal Financial Group Inc.	82,445	4,252
TD Ameritrade Holding Corp.	83,060	4,132
* Arch Capital Group Ltd.	115,572	3,979
Host Hotels & Resorts Inc.	218,500	3,957
Huntington Bancshares Inc.	310,737	3,931
Mid-America Apartment Communities Inc.	33,776	3,857
Lincoln National Corp.	63,583	3,780
UDR Inc.	81,633	3,656
Annaly Capital Management Inc.	413,033	3,639

	Ally Financial Inc.	120,748	3,486
	Vornado Realty Trust	51,458	3,408
	Comerica Inc.	48,004	3,304
	E*TRADE Financial Corp.	73,498	3,293
	Duke Realty Corp.	106,202	3,196
*	SVB Financial Group	15,800	3,182
	Nasdaq Inc.	34,456	3,123
	Raymond James Financial Inc.	37,766	3,119
	Fidelity National Financial Inc.	78,913	3,042
	Everest Re Group Ltd.	12,101	2,997
	Regency Centers Corp.	45,202	2,982
	Invitation Homes Inc.	113,763	2,916
	Franklin Resources Inc.	89,500	2,848
*	Alleghany Corp.	4,268	2,831
	Torchmark Corp.	30,905	2,643
	WR Berkley Corp.	42,431	2,639
	AGNC Investment Corp.	159,490	2,616
	Iron Mountain Inc.	84,524	2,591
	VEREIT Inc.	288,856	2,565
	Western Union Co.	131,427	2,550
	Zions Bancorp NA	55,146	2,375
	Invesco Ltd.	120,941	2,363
	Voya Financial Inc.	45,053	2,295
	Brown & Brown Inc.	69,100	2,181
	Kimco Realty Corp.	121,244	2,110
	Liberty Property Trust	44,006	2,089
	SL Green Realty Corp.	24,118	2,074
	RenaissanceRe Holdings Ltd.	11,835	2,064
	Unum Group	60,598	1,908
	Old Republic International Corp.	84,500	1,863
	SEI Investments Co.	36,181	1,818
	People's United Financial Inc.	116,325	1,788
	Assurant Inc.	17,718	1,771
	Commerce Bancshares Inc.	29,736	1,705
	Park Hotels & Resorts Inc.	60,000	1,657
*,^ Zillow Group Inc.		36,000	1,549
	Macerich Co.	40,719	1,479
	AXA Equitable Holdings Inc.	71,000	1,459
	Axis Capital Holdings Ltd.	24,462	1,457
	Jefferies Financial Group Inc.	82,300	1,454
	CIT Group Inc.	30,200	1,436
	New York Community Bancorp Inc.	136,279	1,353
	Affiliated Managers Group Inc.	15,600	1,308
	Hospitality Properties Trust	48,698	1,211
	Janus Henderson Group plc	59,100	1,201
	Santander Consumer USA Holdings Inc.	34,498	772
*	Zillow Group Inc. Class A	17,000	720
	CNA Financial Corp.	8,600	387
			1,207,676
Health Care (16.2%)
	Johnson & Johnson	801,711	105,144
	Pfizer Inc.	1,711,936	71,080
	UnitedHealth Group Inc.	285,393	69,008
	Merck & Co. Inc.	777,165	61,559
	Abbott Laboratories	510,844	38,891
	Medtronic plc	404,061	37,408
	AbbVie Inc.	452,429	34,706

Amgen Inc.	188,172	31,368
Eli Lilly & Co.	263,483	30,548
Gilead Sciences Inc.	380,991	23,717
Bristol-Myers Squibb Co.	488,309	22,155
Anthem Inc.	77,625	21,578
* Celgene Corp.	209,487	19,648
Stryker Corp.	101,960	18,683
^ Becton Dickinson and Co.	79,143	18,475
Cigna Corp.	111,196	16,459
* Boston Scientific Corp.	411,325	15,799
* Intuitive Surgical Inc.	33,879	15,749
Zoetis Inc.	144,616	14,613
* Illumina Inc.	43,815	13,447
* Biogen Inc.	58,695	12,871
* Vertex Pharmaceuticals Inc.	76,160	12,656
Allergan plc	101,143	12,330
Baxter International Inc.	149,346	10,968
* Edwards Lifesciences Corp.	62,663	10,697
Humana Inc.	40,446	9,904
HCA Healthcare Inc.	81,466	9,854
* Regeneron Pharmaceuticals Inc.	24,115	7,276
* Alexion Pharmaceuticals Inc.	63,798	7,253
* IQVIA Holdings Inc.	51,667	7,019
* Centene Corp.	121,022	6,989
Zimmer Biomet Holdings Inc.	60,722	6,918
* Align Technology Inc.	23,648	6,724
* IDEXX Laboratories Inc.	25,641	6,404
* Laboratory Corp. of America Holdings	30,007	4,879
ResMed Inc.	41,924	4,784
* BioMarin Pharmaceutical Inc.	52,614	4,327
Cooper Cos. Inc.	14,419	4,294
* Incyte Corp.	52,356	4,117
* WellCare Health Plans Inc.	14,900	4,115
Teleflex Inc.	13,600	3,921
Quest Diagnostics Inc.	40,397	3,875
Cardinal Health Inc.	88,963	3,743
Dentsply Sirona Inc.	65,149	3,510
* Hologic Inc.	79,227	3,487
* Varian Medical Systems Inc.	27,213	3,436
* ABIOMED Inc.	12,700	3,326
Universal Health Services Inc. Class B	24,870	2,973
* Mylan NV	152,835	2,568
* Jazz Pharmaceuticals plc	17,554	2,204
* Alnylam Pharmaceuticals Inc.	28,188	1,903
* DaVita Inc.	38,723	1,681
Perrigo Co. plc	37,908	1,593
* Alkermes plc	45,700	984
		873,618
Industrials (9.4%)
* PayPal Holdings Inc.	350,467	38,464
Union Pacific Corp.	215,959	36,018
Accenture plc Class A	192,013	34,192
Automatic Data Processing Inc.	129,996	20,815
United Parcel Service Inc. Class B	206,199	19,160
CSX Corp.	231,676	17,253
Norfolk Southern Corp.	79,793	15,571
Waste Management Inc.	127,214	13,911

	Illinois Tool Works Inc.	99,034	13,829
	Deere & Co.	95,446	13,379
	Fidelity National Information Services Inc.	97,300	11,705
	FedEx Corp.	72,821	11,235
*	Worldpay Inc. Class A	89,283	10,860
^	Johnson Controls International plc	271,869	10,472
	Sherwin-Williams Co.	24,884	10,438
*	Fiserv Inc.	118,936	10,212
	Eaton Corp. plc	130,374	9,712
	Amphenol Corp. Class A	88,100	7,665
	Global Payments Inc.	47,404	7,302
	Willis Towers Watson plc	38,696	6,791
	Verisk Analytics Inc. Class A	47,865	6,701
	Cummins Inc.	44,384	6,691
	Fortive Corp.	87,676	6,677
	PACCAR Inc.	100,879	6,640
	Total System Services Inc.	53,672	6,630
*	FleetCor Technologies Inc.	25,400	6,559
	Agilent Technologies Inc.	95,125	6,378
	Ball Corp.	99,589	6,114
	Stanley Black & Decker Inc.	45,105	5,738
	Republic Services Inc. Class A	64,832	5,484
*	CoStar Group Inc.	10,700	5,453
*	Square Inc.	87,300	5,408
	Rockwell Automation Inc.	35,918	5,346
*	Mettler-Toledo International Inc.	7,287	5,269
	Fastenal Co.	171,586	5,249
	Vulcan Materials Co.	39,206	4,897
*	Waters Corp.	22,459	4,508
	Broadridge Financial Solutions Inc.	34,538	4,313
*	Keysight Technologies Inc.	55,866	4,197
	Xylem Inc.	53,353	3,960
	Martin Marietta Materials Inc.	18,790	3,955
	Dover Corp.	43,218	3,864
	TransUnion	54,900	3,598
	Expeditors International of Washington Inc.	51,387	3,576
	WW Grainger Inc.	13,547	3,545
	Kansas City Southern	30,001	3,399
	CH Robinson Worldwide Inc.	40,697	3,241
	Masco Corp.	87,400	3,052
*	Trimble Inc.	74,300	2,965
	Wabtec Corp.	45,829	2,859
	Arconic Inc.	128,789	2,820
	Allegion plc	28,259	2,743
*	United Rentals Inc.	23,709	2,610
	Old Dominion Freight Line Inc.	19,600	2,596
	Snap-on Inc.	16,419	2,560
	Packaging Corp. of America	27,920	2,487
	JB Hunt Transport Services Inc.	26,051	2,218
*	Sensata Technologies Holding plc	48,277	2,061
	Sealed Air Corp.	46,637	1,954
	Alliance Data Systems Corp.	14,179	1,950
*,^ XPO Logistics Inc.		37,400	1,948
	Robert Half International Inc.	35,207	1,889
	Xerox Corp.	60,017	1,837
*	Arrow Electronics Inc.	25,188	1,578
	ManpowerGroup Inc.	18,411	1,575

	Acuity Brands Inc.	11,838	1,464
	MDU Resources Group Inc.	57,915	1,429
*	Flex Ltd.	156,200	1,396
	Avnet Inc.	31,984	1,306
	Jabil Inc.	44,855	1,103
	nVent Electric plc	47,800	1,102
*	Resideo Technologies Inc.	36,500	718
			506,594
Oil & Gas (3.0%)
	ConocoPhillips	340,128	20,054
	EOG Resources Inc.	172,629	14,135
	Kinder Morgan Inc.	581,115	11,593
	Occidental Petroleum Corp.	225,679	11,232
	Anadarko Petroleum Corp.	150,357	10,581
	Phillips 66	122,800	9,922
	Williams Cos. Inc.	355,686	9,383
	Marathon Petroleum Corp.	199,998	9,198
	Valero Energy Corp.	126,415	8,900
	ONEOK Inc.	122,181	7,773
	Pioneer Natural Resources Co.	50,502	7,169
	Concho Resources Inc.	58,009	5,685
	Diamondback Energy Inc.	46,800	4,589
	Hess Corp.	78,100	4,363
	Devon Energy Corp.	139,584	3,512
	Baker Hughes a GE Co. Class A	152,839	3,272
	Marathon Oil Corp.	247,741	3,258
	Cabot Oil & Gas Corp.	127,135	3,181
	Apache Corp.	113,806	2,967
	Targa Resources Corp.	67,221	2,585
	HollyFrontier Corp.	47,360	1,799
	Cimarex Energy Co.	29,564	1,691
	Helmerich & Payne Inc.	31,779	1,554
	EQT Corp.	75,888	1,389
	Equitrans Midstream Corp.	63,470	1,261
	Murphy Oil Corp.	48,799	1,213
*	Continental Resources Inc.	25,900	906
	Encana Corp.	1	—
			163,165
Other (0.0%)2
*,§ Herbalife Ltd. CVR		2,328	23

Technology (27.9%)
	Microsoft Corp.	2,263,098	279,900
	Apple Inc.	1,418,095	248,266
*	Facebook Inc. Class A	710,067	126,016
*	Alphabet Inc. Class C	90,896	100,315
*	Alphabet Inc. Class A	89,251	98,756
	Cisco Systems Inc.	1,354,085	70,453
	Intel Corp.	1,344,297	59,203
*	Adobe Inc.	146,810	39,771
	Oracle Corp.	720,471	36,456
*	salesforce.com Inc.	217,051	32,864
	Broadcom Inc.	121,074	30,467
	Texas Instruments Inc.	286,975	29,934
	QUALCOMM Inc.	361,949	24,185
	NVIDIA Corp.	173,739	23,535

Intuit Inc.	73,788	18,067
* ServiceNow Inc.	53,093	13,907
Applied Materials Inc.	284,412	11,004
* Micron Technology Inc.	334,090	10,895
Analog Devices Inc.	110,200	10,647
Cognizant Technology Solutions Corp. Class A	171,537	10,623
* Autodesk Inc.	65,474	10,535
* Red Hat Inc.	52,813	9,733
NXP Semiconductors NV	101,148	8,917
* Workday Inc. Class A	43,356	8,850
HP Inc.	463,687	8,662
Lam Research Corp.	45,521	7,948
* Twitter Inc.	213,499	7,780
Xilinx Inc.	75,925	7,768
* Advanced Micro Devices Inc.	279,211	7,653
Motorola Solutions Inc.	48,286	7,240
Corning Inc.	235,205	6,783
* Cerner Corp.	92,472	6,470
* VeriSign Inc.	30,639	5,974
Hewlett Packard Enterprise Co.	416,661	5,717
^ Microchip Technology Inc.	69,400	5,554
* Palo Alto Networks Inc.	27,168	5,437
* Cadence Design Systems Inc.	83,200	5,289
* Synopsys Inc.	44,115	5,137
KLA-Tencor Corp.	48,500	4,999
* Splunk Inc.	43,634	4,974
NetApp Inc.	75,365	4,462
CDW Corp.	43,608	4,293
Maxim Integrated Products Inc.	81,196	4,270
* Arista Networks Inc.	17,242	4,217
* Gartner Inc.	26,400	3,994
* Check Point Software Technologies Ltd.	34,958	3,855
DXC Technology Co.	80,055	3,806
Citrix Systems Inc.	40,338	3,797
VMware Inc. Class A	21,424	3,792
* GoDaddy Inc. Class A	50,200	3,735
Marvell Technology Group Ltd.	165,500	3,691
* Akamai Technologies Inc.	47,303	3,565
SS&C Technologies Holdings Inc.	64,000	3,562
Symantec Corp.	189,883	3,556
Seagate Technology plc	83,571	3,497
Skyworks Solutions Inc.	51,847	3,455
Western Digital Corp.	86,523	3,220
* PTC Inc.	34,800	2,925
* Yandex NV Class A	77,620	2,788
* Dell Technologies Inc.	44,553	2,653
Juniper Networks Inc.	101,625	2,501
Amdocs Ltd.	41,225	2,450
* F5 Networks Inc.	17,744	2,344
* Qorvo Inc.	36,500	2,233
CDK Global Inc.	37,250	1,803
* Covetrus Inc.	17,921	442
		1,501,590
Telecommunications (0.2%)
* T-Mobile US Inc.	91,714	6,736

* Sprint Corp.	195,941			1,346
				8,082
Utilities (1.1%)
Consolidated Edison Inc.	92,925			8,019
WEC Energy Group Inc.	94,220			7,589
Eversource Energy	94,484			6,977
PPL Corp.	215,337			6,408
American Water Works Co. Inc.	53,847			6,086
CMS Energy Corp.	83,955			4,711
Evergy Inc.	78,500			4,564
CenterPoint Energy Inc.	149,666			4,257
Alliant Energy Corp.	70,200			3,332
AES Corp.	196,800			3,109
NiSource Inc.	110,592			3,080
Avangrid Inc.	16,859			844
				58,976
Total Common Stocks (Cost $4,205,365)				5,378,396
	Coupon
Temporary Cash Investments (0.4%)1
Money Market Fund (0.4%)
3,4 Vanguard Market Liquidity Fund	2.527%		223,553	22,360
			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
5 United States Treasury Bill	2.407%	6/6/19	300	300
Total Temporary Cash Investments (Cost $22,657)				22,660
Total Investments (100.3%) (Cost $4,228,022)				5,401,056
Other Assets and Liabilities-Net (-0.3%)4,5				(13,951)
Net Assets (100%)				5,387,105

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $18,569,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $19,230,000 of collateral received for securities on loan.
5 Securities with a value of $300,000 and cash of $82,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

FTSE Social Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2019	60	8,258	(199)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,378,373	—	23

FTSE Social Index Fund

Temporary Cash Investments	22,360	300	—
Futures Contracts—Liabilities[1]	(113)	—	—
Total	5,400,620	300	23
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).